UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-07816

Registrant Name:	PCM Fund Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2015

Item 1. Schedule of Investments

Schedule of Investments PCM Fund, Inc. March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.7%
BANK LOAN OBLIGATIONS 7.5%
Albertson’s Holdings LLC
4.500% - 5.500% due 08/25/2021	$267	$270
5.000% due 08/25/2019	122	123
Cactus Wellhead LLC
7.000% due 07/31/2020	498	323
Clear Channel Communications, Inc.
6.928% due 01/30/2019	3,000	2,860
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	3,714	3,735
Getty Images, Inc.
4.750% due 10/18/2019	383	324
New Albertson’s, Inc.
4.750% due 06/27/2021	1,294	1,298
Sequa Corp.
5.250% due 06/19/2017	299	280

Total Bank Loan Obligations (Cost $9,471)		9,213

CORPORATE BONDS & NOTES 33.9%
BANKING & FINANCE 12.7%
American International Group, Inc.
8.175% due 05/15/2068 (e)	600	854
Blackstone CQP Holdco LP
9.296% due 03/18/2019	3,665	3,789
Cantor Fitzgerald LP
7.875% due 10/15/2019 (e)	1,000	1,093
Exeter Finance Corp.
9.750% due 05/20/2019	800	803
Ford Motor Credit Co. LLC
8.000% due 12/15/2016 (e)	500	554
Jefferies Finance LLC
7.500% due 04/15/2021 (e)	687	665
Jefferies LoanCore LLC
6.875% due 06/01/2020 (e)	800	746
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (c)	1,118	1,055
8.500% due 08/08/2019 (c)	373	351
Navient Corp.
8.000% due 03/25/2020 (e)	1,000	1,115
8.450% due 06/15/2018 (e)	850	946
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021 (e)	1,132	1,177
Springleaf Finance Corp.
6.500% due 09/15/2017 (e)	455	481
6.900% due 12/15/2017 (e)	1,200	1,281
Toll Road Investors Partnership LP
0.000% due 02/15/2045	3,515	721

		15,631

INDUSTRIALS 18.1%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)	165	167
Armored Autogroup, Inc.
9.250% due 11/01/2018	60	62
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(e)	1,089	904
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(e)	3,143	2,357
9.000% due 02/15/2020 ^	182	136
California Resources Corp.
6.000% due 11/15/2024 (e)	1,183	1,043
CVS Pass-Through Trust
5.880% due 01/10/2028 (e)	1,461	1,688
7.507% due 01/10/2032 (e)	886	1,153
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (e)	1,900	1,301
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^	285	4
Gulfport Energy Corp.
7.750% due 11/01/2020 (e)	800	824
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	1,130	1,037

Rockies Express Pipeline LLC
6.875% due 04/15/2040	252	277
Scientific Games International, Inc.
10.000% due 12/01/2022 (e)	800	754
Sequa Corp.
7.000% due 12/15/2017	890	716
Sitel LLC
11.000% due 08/01/2017 (e)	700	728
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (e)	2,290	2,387
Tenet Healthcare Corp.
4.375% due 10/01/2021 (e)	200	196
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019 (e)	1,728	1,832
UAL Pass-Through Trust
6.636% due 01/02/2024 (e)	634	685
9.750% due 07/15/2018 (e)	475	527
10.400% due 05/01/2018 (e)	319	348
UCP, Inc.
8.500% due 10/21/2017	1,300	1,305
Warren Resources, Inc.
9.000% due 08/01/2022 (e)	1,000	575
Westmoreland Coal Co.
8.750% due 01/01/2022	1,264	1,277

		22,283

UTILITIES 3.1%
Dynegy Finance, Inc.
6.750% due 11/01/2019	55	57
Illinois Power Generating Co.
6.300% due 04/01/2020 (e)	1,515	1,318
7.950% due 06/01/2032 (e)	1,024	891
Sprint Corp.
7.125% due 06/15/2024 (e)	1,650	1,625

		3,891

Total Corporate Bonds & Notes (Cost $42,381)		41,805

MUNICIPAL BONDS & NOTES 1.1%
ARKANSAS 0.5%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	590	573

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	870	761

Total Municipal Bonds & Notes (Cost $1,403)		1,334

U.S. GOVERNMENT AGENCIES 2.0%
Freddie Mac
0.657% due 01/25/2021 (a)	2,959	84
0.747% due 10/25/2020 (a)(e)	9,010	311
3.615% due 06/25/2041 (a)(e)	10,500	2,039

Total U.S. Government Agencies (Cost $2,138)		2,434

MORTGAGE-BACKED SECURITIES 85.1%
Adjustable Rate Mortgage Trust
2.625% due 01/25/2036 ^	350	301
Banc of America Alternative Loan Trust
6.333% due 04/25/2037 ^(e)	485	396
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047 (e)	2,000	2,069
Banc of America Funding Trust
2.669% due 12/20/2034	706	595
5.669% due 03/20/2036	224	205
7.000% due 10/25/2037 ^	906	578
Banc of America Mortgage Trust
2.686% due 11/25/2034	485	487
2.697% due 06/20/2031	545	563
2.755% due 06/25/2035	306	295
BCAP LLC Trust
0.368% due 07/26/2036	87	66
5.031% due 03/26/2036	92	92
BCRR Trust
5.858% due 07/17/2040	1,000	1,081
Bear Stearns Adjustable Rate Mortgage Trust
2.687% due 10/25/2035	1,496	1,489
2.706% due 05/25/2034	246	239

Bear Stearns ALT-A Trust
2.488% due 05/25/2036	64	39
2.528% due 08/25/2036 ^	1,180	971
2.619% due 11/25/2036	1,167	785
2.723% due 01/25/2047	85	64
2.756% due 08/25/2036 ^	472	347
3.110% due 05/25/2036 ^	459	349
3.606% due 09/25/2034	251	247
4.121% due 07/25/2035 ^	209	158
Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035	105	90
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050 (e)	3,000	3,244
5.708% due 06/11/2040 (e)	2,000	2,159
6.872% due 05/11/2039	1,000	1,019
BRAD Resecuritization Trust
2.177% due 03/12/2021	2,662	218
6.550% due 03/12/2021	498	493
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	877	748
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	417	373
Citigroup Commercial Mortgage Trust
0.707% due 05/15/2043 (a)	16,488	6
5.703% due 12/10/2049 (e)	2,500	2,706
Citigroup Mortgage Loan Trust, Inc.
2.467% due 11/25/2036 ^	308	271
2.586% due 09/25/2035 ^	396	346
2.658% due 08/25/2035 ^	242	226
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049 (e)	4,012	4,227
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	82	84
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048 (e)	1,670	1,753
Commercial Mortgage Trust
5.921% due 07/10/2046	690	772
6.586% due 07/16/2034	673	720
6.924% due 07/16/2034 (e)	1,500	1,622
Countrywide Alternative Loan Trust
0.454% due 02/25/2037 (e)	455	357
0.464% due 02/25/2036 ^	1,438	1,161
1.128% due 12/25/2035 (e)	3,035	2,517
6.000% due 11/25/2035 ^	241	126
6.000% due 04/25/2036 ^(e)	5,586	4,775
6.000% due 05/25/2037 ^	949	791
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 03/25/2035	324	255
2.313% due 02/20/2036 ^	25	24
2.391% due 09/20/2036 ^	235	209
2.550% due 09/25/2047 ^	921	828
6.000% due 05/25/2037 ^	590	534
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	105	110
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039	1,000	1,043
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	338	269
6.500% due 05/25/2036 ^	257	175
FFCA Secured Franchise Loan Trust
0.982% due 09/18/2027 (a)	2,396	74
First Horizon Alternative Mortgage Securities Trust
2.253% due 08/25/2035 ^	195	56
First Horizon Mortgage Pass-Through Trust
2.623% due 04/25/2035	191	189
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)	14,516	54
GMAC Commercial Mortgage Securities, Inc.
8.230% due 09/15/2035	1,072	1,072
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039 (e)	2,000	2,112
GS Mortgage Securities Trust
1.495% due 08/10/2043 (a)	15,802	955
2.551% due 05/10/2045 (a)	6,219	671
6.038% due 08/10/2043 (e)	1,670	1,851
HarborView Mortgage Loan Trust
0.428% due 01/19/2036 (e)	1,158	805
4.449% due 06/19/2036 ^	505	358
IndyMac Mortgage Loan Trust
0.974% due 11/25/2034	185	169
2.781% due 06/25/2037	735	695
2.815% due 05/25/2036	283	205
JPMorgan Chase Commercial Mortgage Securities Corp.
1.311% due 03/12/2039 (a)	712	11
JPMorgan Chase Commercial Mortgage Securities Trust
0.473% due 02/15/2046 (a)	61,000	1,771
5.694% due 02/12/2049 (e)	1,400	1,509
5.794% due 02/12/2051 (e)	1,193	1,289
5.938% due 02/15/2051	61	61
6.450% due 05/12/2034 (e)	3,570	3,701

JPMorgan Commercial Mortgage-Backed Securities Trust
5.641% due 03/18/2051 (e)	4,100	4,395
JPMorgan Mortgage Trust
2.489% due 07/25/2035	203	204
LB Commercial Mortgage Trust
5.600% due 10/15/2035	446	465
5.900% due 07/15/2044 (e)	950	1,027
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038 (e)	1,278	1,351
Lehman Mortgage Trust
5.989% due 04/25/2036	325	306
6.000% due 05/25/2037 ^	704	689
Luminent Mortgage Trust
0.344% due 12/25/2036	1,137	912
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	892	854
Merrill Lynch Mortgage Investors Trust
0.594% due 07/25/2030	459	420
0.831% due 11/25/2029	219	212
2.693% due 11/25/2035	353	352
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051 (e)	1,500	1,606
5.700% due 09/12/2049 (e)	2,300	2,468
Morgan Stanley Capital Trust
0.234% due 11/12/2049 (a)	60,689	314
5.447% due 02/12/2044 (e)	2,000	2,118
5.686% due 04/15/2049	315	338
5.809% due 12/12/2049 (e)	547	593
Morgan Stanley Capital, Inc.
6.010% due 11/15/2030 (e)	2,344	2,448
Morgan Stanley Mortgage Loan Trust
2.560% due 01/25/2035 ^	392	30
6.000% due 08/25/2037 ^	469	421
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^	82	0
Regal Trust
2.186% due 09/29/2031	314	296
Residential Accredit Loans, Inc. Trust
0.354% due 06/25/2046	202	91
3.741% due 01/25/2036 ^	626	508
6.000% due 08/25/2035 ^	434	405
6.500% due 09/25/2037 ^	446	347
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	329	236
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	523	484
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048 (e)	1,000	1,043
5.331% due 02/16/2044	1,000	1,049
5.336% due 05/16/2047 (e)	1,000	1,053
6.068% due 02/17/2051	2,744	2,771
Structured Adjustable Rate Mortgage Loan Trust
4.524% due 11/25/2036 ^	400	364
4.643% due 04/25/2036 ^	701	530
5.008% due 01/25/2036 ^(e)	557	409
5.254% due 09/25/2036 ^	457	413
Structured Asset Mortgage Investments Trust
0.384% due 08/25/2036	1,309	1,039
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035	109	111
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	239	186
TIAA CMBS Trust
5.770% due 06/19/2033 (e)	732	740
Wachovia Bank Commercial Mortgage Trust
0.949% due 10/15/2041 (a)	5,757	5
5.509% due 04/15/2047 (e)	1,000	1,056
5.964% due 02/15/2051 (e)	1,825	1,994
WaMu Commercial Mortgage Securities Trust
5.673% due 03/23/2045 (e)	1,000	1,040
WaMu Mortgage Pass-Through Certificates Trust
2.194% due 12/25/2036 ^(e)	662	598
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^	2,341	1,756
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	70	70
Wells Fargo Mortgage-Backed Securities Trust
5.765% due 10/25/2036 ^	528	513

Wells Fargo-RBS Commercial Mortgage Trust
1.077% due 02/15/2044 (a)(e)	30,060	825

Total Mortgage-Backed Securities (Cost $87,563)		104,730

ASSET-BACKED SECURITIES 36.1%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.269% due 02/25/2035	56	45
3.423% due 06/21/2029	156	143
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028	433	516
Bayview Financial Acquisition Trust
0.458% due 12/28/2036	282	268
Bear Stearns Asset-Backed Securities Trust
0.554% due 06/25/2036	44	43
2.783% due 07/25/2036	508	484
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	1,213	707
Centex Home Equity Loan Trust
0.674% due 01/25/2035 (e)	1,928	1,618
Citigroup Mortgage Loan Trust, Inc.
0.624% due 11/25/2045	5,300	4,779
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	415	321
9.163% due 03/01/2033	970	874
Countrywide Asset-Backed Certificates
0.414% due 05/25/2036	8,005	4,271
1.824% due 06/25/2035	4,000	3,073
EMC Mortgage Loan Trust
1.474% due 02/25/2041	495	482
Fremont Home Loan Trust
0.354% due 04/25/2036 (e)	1,941	1,756
GE Capital Mortgage Corp.
6.705% due 04/25/2029	189	186
GSAMP Trust
1.974% due 06/25/2035	2,200	1,823
HSI Asset Securitization Corp. Trust
0.284% due 04/25/2037	2,599	1,538
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.414% due 04/25/2047 (e)	6,250	3,839
Keystone Owner Trust
9.000% due 01/25/2029	56	54
Lehman XS Trust
5.420% due 11/25/2035 ^	441	449
Merrill Lynch First Franklin Mortgage Loan Trust
0.414% due 05/25/2037	2,107	1,269
Merrill Lynch Mortgage Investors Trust
0.674% due 06/25/2036	521	494
Morgan Stanley ABS Capital, Inc. Trust
0.954% due 12/25/2034	266	221
Oakwood Mortgage Investors, Inc.
6.890% due 11/15/2032 ^	654	259
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037	4,510	3,022
Residential Asset Mortgage Products Trust
0.914% due 09/25/2032	61	56
Residential Asset Securities Corp. Trust
0.634% due 06/25/2031	2,061	1,925
0.864% due 08/25/2035 (e)	4,350	3,241
Securitized Asset-Backed Receivables LLC Trust
0.624% due 10/25/2035	5,500	4,166
Southern Pacific Secured Asset Corp.
0.344% due 07/25/2029	39	36
Structured Asset Investment Loan Trust
1.899% due 10/25/2034	1,986	1,664
4.674% due 10/25/2033	68	29
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	708	721
UPS Capital Business Credit
3.456% due 04/15/2026	1,856	45

Total Asset-Backed Securities (Cost $43,511)		44,417

	SHARES
COMMON STOCKS 0.2%
ENERGY 0.2%
SemGroup Corp. ‘A’	2,654	216

Total Common Stocks (Cost $74)		216

WARRANTS 0.0%
INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	1,239	12

Total Warrants (Cost $12)		12

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (d) 0.1%
		137

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 3.1%
Federal Home Loan Bank
0.058% due 05/01/2015	$100	100
0.065% due 05/27/2015 - 06/03/2015	300	300
0.069% due 05/15/2015	400	400
0.070% due 05/21/2015	400	400
0.074% due 05/22/2015	300	300
0.075% due 06/10/2015	1,300	1,300
0.086% due 05/06/2015	800	800
Freddie Mac
0.130% due 06/09/2015	300	300

		3,900

U.S. TREASURY BILLS 1.6%
0.007% due 05/07/2015 (h)	1,973	1,973

Total Short-Term Instruments (Cost $6,009)		6,010

Total Investments in Securities (Cost $192,562)		210,171

Total Investments 170.7% (Cost $192,562)		$ 210,171
Financial Derivative Instruments (f)(g) (1.5%) (Cost or Premiums, net $(4,957))		(1,864)
Other Assets and Liabilities, net (69.2%)		(85,218)

Net Assets Applicable to Common Shareholders 100.0%		$ 123,089

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/07/2019 - 08/08/2019	08/07/2014	$1,464	$1,406	1.14%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$137	Freddie Mac 2.080% due 10/17/2022	$(143)	$137	$137

Total Repurchase Agreements						$(143)	$137	$137

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500%)	10/02/2014	09/30/2016	$(920)	$(918)
	0.100%	01/22/2015	01/21/2017	(2,134)	(2,134)
	0.750%	02/26/2015	05/28/2015	(2,679)	(2,681)
	0.900%	03/18/2015	06/19/2015	(852)	(852)
	0.950%	01/30/2015	04/30/2015	(221)	(221)
	1.103%	01/30/2015	04/30/2015	(1,451)	(1,454)
	1.365%	01/07/2015	07/07/2015	(725)	(727)
	1.430%	10/02/2014	04/02/2015	(2,624)	(2,643)
	1.617%	03/10/2015	06/11/2015	(1,530)	(1,532)
	1.619%	03/26/2015	06/26/2015	(4,310)	(4,311)
	1.621%	04/02/2015	07/02/2015	(2,427)	(2,427)
BOS	1.962%	01/07/2015	07/06/2015	(947)	(951)
	2.062%	01/07/2015	07/06/2015	(950)	(955)
DEU	0.800%	01/02/2015	04/02/2015	(2,045)	(2,049)
	0.800%	01/08/2015	04/08/2015	(2,137)	(2,141)
	0.800%	01/26/2015	04/27/2015	(1,335)	(1,337)
	0.800%	02/03/2015	05/04/2015	(1,414)	(1,416)
	0.800%	02/12/2015	05/13/2015	(644)	(645)
	0.800%	02/17/2015	05/18/2015	(447)	(447)
	0.800%	02/24/2015	04/02/2015	(307)	(307)
	0.800%	03/10/2015	05/19/2015	(732)	(732)
	0.800%	03/13/2015	04/30/2015	(182)	(182)
JPS	0.856%	02/09/2015	05/07/2015	(1,962)	(1,964)
	0.952%	01/14/2015	04/14/2015	(5,025)	(5,035)
	1.018%	03/11/2015	06/11/2015	(2,245)	(2,246)
	1.519%	03/18/2015	06/19/2015	(2,563)	(2,565)
MSC	1.100%	01/15/2015	04/15/2015	(1,928)	(1,932)
	1.150%	01/15/2015	04/15/2015	(5,586)	(5,600)
RBC	0.750%	02/27/2015	05/13/2015	(265)	(265)
	0.780%	12/01/2014	06/01/2015	(630)	(632)
RDR	0.420%	02/06/2015	05/06/2015	(794)	(795)
	0.420%	02/26/2015	05/28/2015	(1,072)	(1,072)
	0.580%	01/07/2015	07/07/2015	(534)	(535)
	1.030%	11/06/2014	05/06/2015	(5,312)	(5,334)
	1.030%	11/21/2014	05/21/2015	(1,262)	(1,267)
	1.060%	02/02/2015	08/03/2015	(949)	(951)
	1.330%	11/10/2014	05/11/2015	(3,963)	(3,984)
	1.360%	02/02/2015	08/03/2015	(829)	(831)
RTA	1.616%	03/24/2015	03/24/2016	(1,104)	(1,104)
SAL	0.982%	02/19/2015	05/19/2015	(3,729)	(3,733)
	1.003%	02/03/2015	05/01/2015	(2,306)	(2,310)
	1.006%	01/06/2015	04/07/2015	(5,313)	(5,326)
	1.006%	02/12/2015	05/13/2015	(2,451)	(2,454)
SOG	0.620%	03/10/2015	04/29/2015	(1,701)	(1,702)
	0.640%	03/10/2015	04/29/2015	(1,162)	(1,162)
	0.670%	02/06/2015	05/05/2015	(1,027)	(1,028)
UBS	0.600%	03/23/2015	04/06/2015	(1,458)	(1,458)
	0.600%	04/06/2015	04/21/2015	(1,370)	(1,370)
	0.650%	02/25/2015	04/02/2015	(927)	(928)
	0.700%	03/24/2015	04/02/2015	(1,605)	(1,605)
	0.750%	11/12/2014	05/12/2015	(808)	(810)

Total Reverse Repurchase Agreements					$(91,060)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $89,360 at a weighted average interest rate of 0.970%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Sprint Corp.	7.125%	06/15/2024	$100	$(98)	$(100)

Total Short Sales				$(98)	$(100)

(3)	Payable for short sales includes $2 of accrued interest.

(e)	Securities with an aggregate market value of $102,201 and cash of $370 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.250%	06/17/2045	$4,300	$(799)	$(425)	$0	$(5)

Total Swap Agreements					$(799)	$(425)	$0	$(5)

Cash of $568 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
RYL	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,640	$(3,901)	$2,520	$0	$(1,381)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	2,133	(1,056)	578	0	(478)

					$(4,957)	$3,098	$0	$(1,859)

Total Swap Agreements					$(4,957)	$3,098	$0	$(1,859)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $1,973 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,890	$323	$9,213
Corporate Bonds & Notes
Banking & Finance	0	9,633	5,998	15,631
Industrials	0	19,414	2,869	22,283
Utilities	0	3,891	0	3,891
Municipal Bonds & Notes
Arkansas	0	573	0	573
West Virginia	0	761	0	761
U.S. Government Agencies	0	2,434	0	2,434
Mortgage-Backed Securities	0	104,019	711	104,730
Asset-Backed Securities	0	44,318	99	44,417
Common Stocks
Energy	216	0	0	216
Warrants
Industrials	0	0	12	12
Short-Term Instruments
Repurchase Agreements	$0	$137	$0	$137
Short-Term Notes	0	3,900	0	3,900
U.S. Treasury Bills	0	1,973	0	1,973
Total Investments	$216	$199,943	$10,012	$210,171

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(100)	$0	$(100)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(5)	$0	$(5)
Over the counter	0	(1,859)	0	(1,859)

	$0	$(1,864)	$0	$(1,864)

Totals	$216	$197,979	$10,012	$208,207

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2015:

Category and Subcategory	Beginning Balance at 12/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$323	$0	$323	$0
Corporate Bonds & Notes
Banking & Finance	2,291	0	0	1	0	(83)	3,789	0	5,998	(83)
Industrials	6,755	4	(87)	2	0	(29)	0	(3,776)	2,869	0
Mortgage-Backed Securities	767	71	(259)	(29)	99	62	0	0	711	136
Asset-Backed Securities	99	0	0	3	0	(3)	0	0	99	(3)
Warrants
Industrials	0	12	0	0	0	0	0	0	12	0

Totals	$9,912	$87	$(346)	$(23)	$99	$(53)	$4,112	$(3,776)	$10,012	$50

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$323	Benchmark Pricing	Base Price	100.00
Corporate Bonds & Notes
Banking & Finance	5,998	Benchmark Pricing	Base Price	100.00 - 102.75
Industrials	1,309	Benchmark Pricing	Base Price	1.25 - 100.00
	685	Third Party Vendor	Broker Quote	108.00
	875	Third Party Vendor	Broker Quote	109.13 - 111.00
Mortgage-Backed Securities	493	Benchmark Pricing	Base Price	0.20 - 98.75
	218	Other Valuation Techniques(2)	—	—
Asset-Backed Securities	99	Benchmark Pricing	Base Price	2.40 - 96.33
Warrants
Industrials	12	Benchmark Pricing	Base Price	9.50

Total	$10,012

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Committee, whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair market value of the Fund’s portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales or closing prices are reported, equity securities are generally valued at the mean of the last available bid and ask questions on the exchange or market on which the security is primarily traded, or use other information based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair market value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee may take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time, and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or other financial derivative instruments cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold or settled.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for the major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets or liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$192,562	$23,458	$(5,849)	$17,609

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	RBC	Royal Bank of Canada	SAL	Citigroup Global Markets, Inc.
BOS	Banc of America Securities LLC	RDR	RBC Dain Rausher, Inc.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	RTA	RBC (Barbados) Trading Bank Corp.	SSB	State Street Bank and Trust Co.
JPS	JPMorgan Securities, Inc.	RYL	Royal Bank of Scotland Group PLC	UBS	UBS Securities LLC
MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date: May 28, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer,
Principal Financial & Accounting Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow,
President, Principal Executive Officer

Date: May 28, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer,
Principal Financial & Accounting Officer

Date: May 28, 2015